Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail)	3 Months Ended
Mar. 11, 2021 $ / shares shares
Temporary Equity [Line Items]
Common stock, shares authorized	200,000,000
Common stock, no par value | $ / shares	$ 0.0001
Common stock, voting rights	one vote
Common Class A [Member]
Temporary Equity [Line Items]
Common stock, shares authorized	200,000,000
Common stock, no par value | $ / shares	$ 0.0001
Common stock, voting rights	one vote
Temporary Equity, Shares Outstanding	32,000,000